NATIONWIDE VARIABLE INSURANCE TRUST
American Century NVIT Multi Cap Value Fund
BlackRock NVIT Equity Dividend Fund
Neuberger Berman NVIT Multi Cap Opportunities Fund
Neuberger Berman NVIT Socially Responsible Fund
NVIT Dynamic U.S. Growth Fund (formerly, NVIT Large
Cap Growth Fund)
NVIT Emerging Markets Fund
NVIT International Equity Fund
NVIT Nationwide Fund
NVIT Real Estate Fund
Templeton NVIT International Value Fund

Supplement dated March 12, 2020
to the Prospectus dated April 30, 2019

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

Neuberger Berman NVIT Socially Responsible Fund (the “Fund”)

1.
At a meeting of the Board of Trustees (the “Board”) of Nationwide Variable Insurance Trust held on March 11, 2020 (the “Meeting”), the Board approved the termination of Neuberger Berman Investment Advisers, LLC (“Neuberger”) as the subadviser to the Fund, and the appointment of Newton Investment Management Limited (“Newton”)  as the Fund’s new subadviser, effective on or about May 11, 2020 (the “Effective Date”).

2.	As of the Effective Date, the Prospectus is amended as follows:

a.	All references to, and information regarding, Neuberger as they relate to the Fund are deleted in their entirety.

b.	The Fund is renamed the “NVIT Newton Sustainable U.S. Equity Fund.” All references to the Fund’s former name in the Prospectus are replaced accordingly.

c.	The information under the heading “Principal Investment Strategies” on page 12 of the Prospectus is deleted in its entirety and replaced with the following:
Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of U.S. issuers. For purposes of the Fund's 80% policy, a U.S. issuer is defined as a company whose stock is listed on the New York Stock Exchange or NASDAQ. The Fund invests in companies that demonstrate attractive investment attributes and sustainable business practices and have no material unresolvable environmental, social and governance (“ESG”) issues. The subadviser considers a company to be engaged in sustainable business practices if the company engages in such practices in an economic sense (i.e., the company’s strategy, operations and finances are stable and durable), and takes appropriate measures to manage any material consequences or impact of their policies and operations in relation to ESG matters (e.g., the company’s environmental footprint, labor standards, board structure, etc.). The subadviser also may invest in companies where it believes it can promote sustainable business practices through ongoing company engagement and active proxy voting, such as by encouraging the company’s management to improve the company’s environmental footprint or voting the shares it holds of a company to improve the company’s governance structure.
The Fund invests primarily in common stock. The Fund may invest in stocks of companies with any market capitalization, but focuses on companies with market capitalizations of $5 billion or more at the time of purchase. The Fund may also invest up to 20% of its net assets in stocks of foreign companies, including up to 10% of its net assets in the securities of issuers in emerging market countries.

The subadviser, utilizing both quantitative and qualitative fundamental analysis, seeks attractively-priced companies with good products, strong management and strategic direction that have adopted, or are making progress towards, a sustainable business approach. The subadviser believes that these companies should benefit from favorable long-term trends. The subadviser uses an investment process that combines investment themes with fundamental research and analysis to select stocks for the Fund’s portfolio.
The subadviser’s investment philosophy is the belief that no company, market or economy can be considered in isolation; each must be understood in a global context. Therefore, the subadviser’s global industry analysts and the Fund’s investment team begin their process by considering the context provided by a series of macroeconomic investment themes, which are designed to define the broader social, financial and political environment as a framework for understanding events, trends and competitive pressures worldwide. The subadviser next conducts rigorous fundamental analysis of the competitive position and valuation of potential investments, systematically integrating the consideration of ESG issues through its proprietary ESG quality review, which is designed to ensure that the subadviser appropriately accounts for any material ESG issues of the company in determining the potential investment’s valuation.
The subadviser may consider selling an equity security when it believes the security has become overvalued due to either its price appreciation or changes in the company’s fundamentals, or if the company has encountered a material, unresolvable ESG issue, or when the subadviser believes another security is a more attractive investment opportunity.

d.	The information under the heading “Principal Risks” on page 13 of the Prospectus is deleted in its entirety and replaced with the following:

The Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund’s investments—and therefore, the value of Fund shares—may fluctuate. These changes may occur because of:

Equity securities risk – stock markets are volatile. The price of an equity security fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

Market and selection risks – market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by the Fund’s subadviser will underperform the markets, the relevant indexes or the securities selected by other funds with similar investment objectives and investment strategies.

Sustainable strategy risk – the Fund’s investment approach may cause it to perform differently than mutual funds that invest in equity securities of U.S. companies, but that do not integrate consideration of ESG issues when selecting investments. The Fund's investment approach may result in the Fund forgoing opportunities to buy certain securities when it might otherwise be advantageous to do so, or selling securities when it might otherwise be disadvantageous for the Fund to do so. The Fund will vote proxies in a manner that is consistent with its investment approach, which may not always be consistent with maximizing the performance of the issuer in the short-term.

Smaller company risk – smaller companies are usually less stable in price and less liquid than larger, more established companies. Smaller companies are more vulnerable than larger companies to adverse business and economic developments and may have more limited resources. Therefore, they generally involve greater risk.

Foreign securities risk – foreign securities may be more volatile, harder to price and less liquid than U.S. securities. The prices of foreign securities may be further affected by other factors, such as changes in the exchange rates between the U.S. dollar and the currencies in which the securities are traded.

Emerging markets risk – emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets. Since these markets are smaller than developed markets, they may be more likely to suffer sharp and frequent price changes or long-term price depression because of adverse publicity, investor perceptions or the actions of a few large investors. Practices in relation to settlement of securities transactions in emerging markets involve higher risks than those in developed markets, in part because the Fund will need to use brokers and counterparties that are less well capitalized, and custody and registration of assets in some countries may be unreliable compared to developed markets. Many emerging markets also have histories of political instability and abrupt changes in policies. Certain emerging markets may also face other significant internal or external risks, including the risk of war, nationalization of assets, and ethnic, religious and racial conflicts.

Loss of money is a risk of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

e.	The information under the heading “Portfolio Management – Subadviser” on page 14 of the Prospectus is deleted in its entirety and replaced with the following:

Newton Investment Management Limited

f.	The table under the heading “Portfolio Management – Portfolio Managers” on page 14 of the Prospectus is deleted in its entirety and replaced with the following:

Portfolio Manager	Title	Length of Service with Fund
Jeff Munroe	Portfolio Manager	Since 2020
Yuko Takano	Portfolio Manager	Since 2020
Rob Stewart	Portfolio Manager	Since 2020

g.	The information under the heading “How the Funds Invest – Principal Investment Strategies” on page 41 of the Prospectus is deleted in its entirety and replaced with the following:
Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of U.S. issuers. For purposes of the Fund’s 80% policy, a U.S. issuer is defined as a company whose stock is listed on the New York Stock Exchange or NASDAQ. The Fund invests in companies that demonstrate attractive investment attributes and sustainable business practices and have no material unresolvable environmental, social and governance (“ESG”) issues. The subadviser considers a company to be engaged in sustainable business practices if the company engages in such practices in an economic sense (i.e., the company’s strategy, operations and finances are stable and durable), and takes appropriate measures to manage any material consequences or impact of their policies and operations in relation to ESG matters (e.g., the company’s environmental footprint, labor standards, board structure, etc.). The subadviser also may invest in companies where it believes it can promote sustainable business practices through ongoing company engagement and active proxy voting, such as by encouraging the company’s management to improve the company’s environmental footprint or voting the shares it holds of a company to improve the company’s governance structure.
The Fund invests primarily in common stock. The Fund may invest in stocks of companies with any market capitalization, but focuses on companies with market capitalizations of $5 billion or more at the time of purchase. The Fund may also invest up to 20% of its net assets in stocks of foreign companies, including up to 10% of its net assets in the securities of issuers in emerging market countries.
The subadviser, utilizing both quantitative and qualitative fundamental analysis, seeks attractively-priced companies with good products, strong management and strategic direction that have adopted, or are making progress towards, a sustainable business approach. The subadviser believes that these companies should benefit from favorable long-term trends. The subadviser uses an investment process that combines investment themes with fundamental research and analysis to select stocks for the Fund’s portfolio.
The subadviser’s investment philosophy is the belief that no company, market or economy can be considered in isolation; each must be understood in a global context. Therefore, the subadviser’s global industry analysts and the Fund’s investment team begin their process by considering the context provided by a series of macroeconomic investment themes, which are designed to define the broader social, financial and political environment as a framework for understanding events, trends and competitive pressures worldwide. The subadviser next conducts rigorous fundamental analysis of the competitive position and valuation of potential investments, systematically integrating the consideration of ESG issues through its proprietary ESG quality review, which is designed to ensure that the subadviser appropriately accounts for any material ESG issues of the company in determining the potential investment’s valuation. The subadviser assigns an ESG quality review rating to a company based on a proprietary quality review that includes one or more of the following:
●     Environmental analysis – an assessment of material environmental issues, such as carbon emissions, water management, energy sources and uses, hazardous materials, environmental benefits, natural resources, biodiversity, land rehabilitation and the risks presented by physical threats such as extreme weather events.
●     Social analysis – an assessment of material social issues, such as human rights, human capital management, diversity and inclusion, supply chain management, labor standards, health and safety, business ethics, including consumer protection, and avoidance of corruption in all forms, including extortion and bribery.
●     Governance analysis – an assessment of corporate governance structures and processes and takes into account the particular company circumstances and regulatory restrictions, guidelines and established best practices with respect to board structure, including the balance between executive and independent board representation, succession planning, capital structure, remuneration, risk management, internal controls, shareholder rights, ownership structure and transparency.
In addition to investing in companies that the subadviser believes are “sustainable” (i.e., after applying the fundamental analysis and ESG quality review rating described above), the subadviser may invest in companies where it believes it can promote sustainable business practices through ongoing company engagement and active proxy voting consistent with the subadviser’s investment and engagement priorities.  The subadviser monitors the Fund’s entire portfolio for emerging ESG controversies and issues and periodically reviews each company’s ESG quality rating.  This integrated investment process is intended to ensure that ESG issues are taken into account and that the Fund invests in companies with attractive fundamental investments attributes that adopt, or are making progress towards, sustainable business practices.  Once an investment has been made, any material but resolvable ESG issues identified in the ESG quality review process will be addressed with the company in an engagement plan in order to promote change.  The Fund will not invest in companies that the subadviser deems to have material ESG issues (which could involve a company’s environmental footprint, labor standards or board structure) that the subadviser believes are unresolvable (i.e., that cannot be corrected through ongoing company engagement and active proxy voting).
The subadviser may consider selling an equity security when it believes the security has become overvalued due to either its price appreciation or changes in the company’s fundamentals, if the company has encountered a material, unresolvable ESG issue, profit-taking, or when the subadviser believes another security is a more attractive investment opportunity.

h.	The information under the heading “How the Funds Invest – Key Terms” on page 41 of the Prospectus is deleted in its entirety and replaced with the following:

Common stock – securities representing shares of ownership of a corporation.

Emerging market countries – typically are developing and low- or middle-income countries. For purposes of the Fund, emerging market countries are those that are included in the MSCI Emerging Markets® Index. Emerging market countries may be found in regions such as Asia, Latin America, Eastern Europe, the Middle East and Africa.

Equity securities – represent an ownership interest in the issuer. Common stocks are the most common type of equity securities.

Qualitative analysis – non-quantifiable methods used in the investment process to evaluate market conditions and to identify securities of issuers for possible purchase or sale by the Fund.

Quantitative analysis – mathematical and statistical methods used in the investment process to evaluate market conditions and to identify securities of issuers for possible purchase or sale by the Fund.

i.	The information under the heading “Principal Risks” on page 41 of the Prospectus is deleted in its entirety and replaced with the following:

The Fund is subject to the same risks that apply to all mutual funds that invest in equity securities. For instance, the value of the Fund’s investments—and therefore, the value of Fund shares—may fluctuate.

In addition, the Fund is subject to EMERGING MARKETS RISK, EQUITY SECURITIES RISK, FOREIGN SECURITIES RISK, MARKET AND SELECTION RISKS, SMALLER COMPANY RISK and SUSTAINABLE STRATEGY RISK, each of which is described in the section “Risks of Investing in the Funds” beginning on page 51.

The Fund cannot guarantee that it will achieve its investment objectives. Loss of money is a risk of investing in the Fund.

j.	The information under the heading “Risks of Investing in the Funds” beginning on page 51 of the Prospectus is amended to include the following:

Sustainable strategy risk – (NVIT Newton Sustainable U.S. Equity Fund) the Fund’s investment approach may cause it to perform differently than mutual funds that invest in equity securities of U.S. companies, but that do not integrate consideration of ESG issues when selecting investments.  The Fund’s investment approach that systematically integrates the consideration of ESG issues in the securities selection process may result in the Fund forgoing opportunities to buy certain securities when it might otherwise be advantageous to do so, or selling securities when it might otherwise be disadvantageous for the Fund to do so.  The Fund’s subadviser will vote proxies in a manner that is consistent with its investment approach, which may not always be consistent with maximizing the performance of the issuer in the short-term.

k.	The information under the heading “Fund Management – Subadvisers” on page 59 of the Prospectus is amended to include the following:

NEWTON INVESTMENT MANAGEMENT LIMITED (“NEWTON”), located at 160 Queen Victoria St, London EC4V 4LA, United Kingdom, is the subadviser to the NVIT Newton Sustainable U.S. Equity Fund. Newton is a registered investment adviser and is a subsidiary of The Bank of New York Mellon Corporation.

l.	The information relating to the “Neuberger Berman NVIT Socially Responsible Fund” on page 60 of the Prospectus is deleted in its entirety and replaced with the following:
NVIT Newton Sustainable U.S. Equity Fund
Jeff Munroe, Yuko Takano and Rob Stewart are jointly and primarily responsible for the day-to-day management of the Fund.

Mr. Munroe is a portfolio manager and investment leader of the Global Equity team at Newton. He has been employed by Newton since 1993.
Ms. Takano is a portfolio manager and a member of the Global Equity team at Newton. She has been employed by Newton since 2011.
Mr. Stewart is a portfolio manager and Head of Responsible Research at Newton. He has been employed by Newton since 2003.

3.	Shareholders of the Fund will receive an Information Statement in the near future, as required under the Trust’s Manager of Managers Exemptive Order, with more detailed information about Newton.

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